Investment in Term Loans (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2014 subsidiary vessel	Jul. 31, 2010 USD ($) vessel term_loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) subsidiary	Mar. 21, 2014 USD ($)
Net Investment Income [Line Items]
Number of term loans invested | term_loan		2
Total amount of the term loan including costs of acquisition | $		$ 115,600	$ 0	$ 0	$ (1,179)
Number of 2010-built VLCCs collateralized for loans | vessel		2
Interest rate on term loan		9.00%
Investment yield		10.00%
Tanker Investments Ltd [Member]
Net Investment Income [Line Items]
Number of subsidiaries sold | subsidiary	2				2
Tanker Investments Ltd [Member] | Subsidiary One [Member]
Net Investment Income [Line Items]
Number of vessels sold | vessel	1
Tanker Investments Ltd [Member] | Subsidiary Two [Member]
Net Investment Income [Line Items]
Number of vessels sold | vessel	1
Fair Value Asset/(Liability) [Member] | Collateral [Member]
Net Investment Income [Line Items]
Term loan, collateral amount | $						$ 144,000
Accrued Interest | $						$ 9,100